Annual Fund Operating Expenses	Dec. 30, 2025
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	0.78%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	0.82%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class ABLE-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.19%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 01, 2027
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	1.55%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	1.59%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	1.07%
Net Expenses (as a percentage of Assets)	1.07%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	0.84%
Net Expenses (as a percentage of Assets)	0.84%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	0.79%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 01, 2027
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	0.86%
Net Expenses (as a percentage of Assets)	0.86%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	0.45%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	0.81%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	0.56%
Net Expenses (as a percentage of Assets)	0.56%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	0.55%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	0.50%
Net Expenses (as a percentage of Assets)	0.50%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	1.52%
Net Expenses (as a percentage of Assets)	1.52%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	1.53%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	1.09%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	0.79%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	0.50%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	0.45%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	1.25%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	0.59%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.71%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.75%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class ABLE-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 01, 2027
American Funds Growth Portfolio | American Funds Growth Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	1.47%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	1.51%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.99%
Net Expenses (as a percentage of Assets)	0.99%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.76%
Net Expenses (as a percentage of Assets)	0.76%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.71%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.74%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.47%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.38%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.79%
Net Expenses (as a percentage of Assets)	0.79%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.49%
Net Expenses (as a percentage of Assets)	0.49%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.43%
Net Expenses (as a percentage of Assets)	0.43%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.47%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 01, 2027
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.43%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.38%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	1.47%
Net Expenses (as a percentage of Assets)	1.47%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	1.46%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	1.01%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.71%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	1.18%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.51%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.26%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.65%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.68%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class ABLE-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 01, 2027
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	1.39%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	1.44%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.92%
Net Expenses (as a percentage of Assets)	0.92%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.64%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.69%
Net Expenses (as a percentage of Assets)	0.69%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.70%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.44%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.34%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.75%
Net Expenses (as a percentage of Assets)	0.75%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.43%
Net Expenses (as a percentage of Assets)	0.43%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.39%
Net Expenses (as a percentage of Assets)	0.39%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.41%
Fee Waiver or Reimbursement	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 01, 2027
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	1.42%
Net Expenses (as a percentage of Assets)	1.42%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	1.40%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.98%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.67%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.40%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.34%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	1.14%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.48%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.26%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.65%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.68%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class ABLE-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.22%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.05%)	[4]
Net Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 01, 2027
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	1.39%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	1.44%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.93%
Net Expenses (as a percentage of Assets)	0.93%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.69%
Net Expenses (as a percentage of Assets)	0.69%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.64%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.70%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.45%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.35%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.75%
Net Expenses (as a percentage of Assets)	0.75%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.44%
Net Expenses (as a percentage of Assets)	0.44%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.40%
Net Expenses (as a percentage of Assets)	0.40%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement	(0.05%)	[4]
Net Expenses (as a percentage of Assets)	0.37%
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 01, 2027
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	1.41%
Net Expenses (as a percentage of Assets)	1.41%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	1.43%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.98%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.68%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.40%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.35%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	1.15%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.49%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.27%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.62%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.63%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class ABLE-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.21%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.05%)	[5]
Net Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 01, 2027
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	1.35%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	1.40%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.88%
Net Expenses (as a percentage of Assets)	0.88%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.65%
Net Expenses (as a percentage of Assets)	0.65%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.60%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.66%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.41%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.31%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.71%
Net Expenses (as a percentage of Assets)	0.71%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.40%
Net Expenses (as a percentage of Assets)	0.40%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.36%
Net Expenses (as a percentage of Assets)	0.36%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.38%
Fee Waiver or Reimbursement	(0.05%)	[5]
Net Expenses (as a percentage of Assets)	0.33%
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 01, 2027
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	1.37%
Net Expenses (as a percentage of Assets)	1.37%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	1.39%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.94%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.64%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.36%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.31%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	1.09%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.46%
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.66%
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	1.36%
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.61%
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.70%
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.45%
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.34%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.66%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.63%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class ABLE-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement	(0.05%)	[6]
Net Expenses (as a percentage of Assets)	0.51%
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 01, 2027
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	1.40%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	1.36%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.87%
Net Expenses (as a percentage of Assets)	0.87%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.65%
Net Expenses (as a percentage of Assets)	0.65%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.60%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.66%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.37%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.28%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.71%
Net Expenses (as a percentage of Assets)	0.71%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.38%
Net Expenses (as a percentage of Assets)	0.38%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.33%
Net Expenses (as a percentage of Assets)	0.33%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	(0.05%)	[6]
Net Expenses (as a percentage of Assets)	0.31%
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 01, 2027
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	1.36%
Net Expenses (as a percentage of Assets)	1.36%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	1.32%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.92%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.62%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.34%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.28%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	1.09%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.43%
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.25%
Expenses (as a percentage of Assets)	0.59%
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.25%
Expenses (as a percentage of Assets)	1.30%
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.25%
Expenses (as a percentage of Assets)	0.54%
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.25%
Expenses (as a percentage of Assets)	0.63%
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.25%
Expenses (as a percentage of Assets)	0.35%
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.25%
Expenses (as a percentage of Assets)	0.26%

[1]	Commonwealth Savers Plan, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least January 1, 2027. Subject to the terms of its contractual arrangement with the investment adviser, Commonwealth Savers Plan may elect to extend, modify or terminate the waiver at that time.
[2]	Commonwealth Savers Plan, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least January 1, 2027. Subject to the terms of its contractual arrangement with the investment adviser, Commonwealth Savers Plan may elect to extend, modify or terminate the waiver at that time.
[3]	Commonwealth Savers Plan, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least January 1, 2027. Subject to the terms of its contractual arrangement with the investment adviser, Commonwealth Savers Plan may elect to extend, modify or terminate the waiver at that time.
[4]	Commonwealth Savers Plan, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least January 1, 2027. Subject to the terms of its contractual arrangement with the investment adviser, Commonwealth Savers Plan may elect to extend, modify or terminate the waiver at that time.
[5]	Commonwealth Savers Plan, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least January 1, 2027. Subject to the terms of its contractual arrangement with the investment adviser, Commonwealth Savers Plan may elect to extend, modify or terminate the waiver at that time.
[6]	Commonwealth Savers Plan, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least January 1, 2027. Subject to the terms of its contractual arrangement with the investment adviser, Commonwealth Savers Plan may elect to extend, modify or terminate the waiver at that time.